Losses per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
The following table presents our basic and diluted losses per share for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Net income / (loss) for the year	$27,905	$24,490	$(68,521)
Accretion of redeemable non-controlling interest	—	—	(473)
Accretion of Series A non-convertible preferred shares	(14,982)	(13,324)	(11,884)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,229)	(15,750)	(15,375)
Accrual of dividends of Series B convertible preferred shares	(499)	(2,000)	(2,000)
Net loss for the year attributable to Despegar.com, Corp. common shareholders	$(2,805)	$(6,584)	$(98,253)
Numerator of basic and diluted losses per share	$(2,805)	$(6,584)	$(98,253)
Weighted average common shares outstanding—basic and diluted (1)	81,748	77,170	76,823
Denominator of basic and diluted losses per share	$81,748	$77,170	$76,823
Basic and diluted losses per share	$(0.03)	$(0.09)	$(1.28)
(1)For additional information related to common shares outstanding, see Note 32.